Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Cost beginning	$ 21,603,721	$ 14,813,752
Additions		6,789,969
Cost ending	21,603,721	21,603,721
Amortization
Brought forward	6,806,525	3,077,212
Charge for the period	2,027,191	3,729,313
Accumulated depreciation	8,833,716	6,806,525
Net intangible assets	12,770,005	14,797,196	$ 11,736,540
Logiq (Delaware) [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Cost beginning	1,885,330	1,885,330
Additions
Cost ending	1,885,330	1,885,330
Amortization
Brought forward	1,396,398	1,271,265
Charge for the period	62,566	125,133
Accumulated depreciation	1,458,964	1,396,398
Net intangible assets	426,366	488,932	614,065
DataLogiq [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Cost beginning	19,718,391	12,928,422
Additions		6,789,969
Cost ending	19,718,391	19,718,391
Amortization
Brought forward	5,410,127	1,805,947
Charge for the period	1,964,625	3,604,180
Accumulated depreciation	7,374,752	5,410,127
Net intangible assets	$ 12,343,639	$ 14,308,264	$ 11,122,475